Income taxes - Carried forward tax credits (Details) - Net operating losses and tax carry forwards - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities
Deferred tax assets	$ 5,129	$ 5,106	$ 3,752
Australia
Deferred tax assets and liabilities
Deferred tax assets	1,044
United States
Deferred tax assets and liabilities
Deferred tax assets	896
Canada
Deferred tax assets and liabilities
Deferred tax assets	1,079
France
Deferred tax assets and liabilities
Deferred tax assets	586
United Kingdom
Deferred tax assets and liabilities
Deferred tax assets	145
Not later than one year
Deferred tax assets and liabilities
Deferred tax assets	27	69	71
Year 2
Deferred tax assets and liabilities
Deferred tax assets	1	26	48
Year 3
Deferred tax assets and liabilities
Deferred tax assets	5	7	27
Year 4
Deferred tax assets and liabilities
Deferred tax assets	25	2	19
Year 4 | Canada
Deferred tax assets and liabilities
Deferred tax assets	17
Year 5 and after
Deferred tax assets and liabilities
Deferred tax assets	1,652	1,643	1,310
Year 5 and after | United States
Deferred tax assets and liabilities
Deferred tax assets	424
Year 5 and after | Canada
Deferred tax assets and liabilities
Deferred tax assets	1,062
Unlimited
Deferred tax assets and liabilities
Deferred tax assets	3,419	$ 3,359	$ 2,277
Unlimited | Australia
Deferred tax assets and liabilities
Deferred tax assets	1,044
Unlimited | United States
Deferred tax assets and liabilities
Deferred tax assets	472
Unlimited | France
Deferred tax assets and liabilities
Deferred tax assets	586
Unlimited | United Kingdom
Deferred tax assets and liabilities
Deferred tax assets	$ 145